Earnings per Share (Schedule of (Loss)/Income Allocated to Holders of Ordinary Shareholders) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Earnings per share [abstract]
Income/(Loss) for the year attributable to Kenon's shareholders	$ 236,590	$ (411,937)		$ 72,992
Income for the year from discontinued operations (after tax)	476,565	35,150	[1]	72,781	[1]
Less: NCI	(24,928)	(13,250)		(12,872)
Income for the year from discontinued operations (after tax) attributable to Kenon's shareholders	451,637	21,900		59,909
(Loss)/Income for the year from continuing operations attributable to Kenon's shareholders	$ (215,047)	$ (433,837)		$ 13,083

[1]	Restated (See note 2.E and 28)